6. EQUITY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity [Abstract]
EQUITY TRANSACTIONS

6. EQUITY TRANSACTIONS

COMMON STOCK AND WARRANTS

The following are Aethlon Medical, Inc.’s Equity Transactions in the Six Months Ended September 30, 2014.

In the three months ended June 30, 2014, we completed unit subscription agreements with seven accredited investors pursuant to which we issued 2,192,444 shares of our common stock and 1,096,222 warrants to purchase our common stock for net cash proceeds of $320,800. Such warrants have exercise prices ranging from $0.193 to $0.236 per share.

As discussed above in Note 5, during the three months ended June 30, 2014, we issued 15,714,286 shares of restricted common stock to the holder of one of the Series A 12% Convertible Notes in exchange for the conversion in full of the $660,000 principal balance of that note, 7,603,968 shares of restricted common stock in exchange for conversion of $343,200 of accrued interest and 75,000 shares of restricted common stock as a restructuring fee. During that period, we also issued the other holder of the Series A 12% Convertible Notes 2,591,846 shares of restricted common stock in exchange for conversion of $116,970 of accrued interest and 25,000 shares of restricted common stock as a restructuring fee.

During the three months ended June 30, 2014, we issued 219,127 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.17 per share in payment for legal services, internal controls consulting services and regulatory consulting services collectively valued at $38,268 based on the value of the services provided.

During the three months ended September 30, 2014, we issued 359,956 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.14 per share in payment for legal and scientific consulting services valued at $49,090 based on the value of the services provided.

During the three months ended September 30, 2014, we issued 390,301 shares of restricted common stock at an average price of $0.19 per share in payment for investor relations consulting services valued at $75,000 based on the value of the services provided.

During the three months ended September 30, 2014, we issued 1,937,505 shares of restricted common stock to the holders of three convertible notes in exchange for the partial or full conversion of principal and interest in the aggregate amount of $81,375 at a conversion price of $0.042 per share.

On July 24, 2014, we issued an aggregate of 2,503,966 shares of restricted common stock and a seven-year warrant to issue up to 1,251,983 shares of common stock at an exercise price of $0.132 per share to Dr. Chetan Shah, a director. The common stock and warrant were issued to Dr. Shah upon the conversion of an aggregate of $220,349 of unpaid principal and accrued interest due under a 10% Convertible Note previously issued to Dr. Shah by us on July 9, 2013.

On September 17, 2014, we issued to the holder of the remaining 2008 10% Convertible Note units consisting of an aggregate of 478,188 shares of restricted common stock and unit warrants to acquire up to an aggregate of 239,094 shares of common stock at an exercise price of $0.096 per share (see Note 5). The units were issued to the note holder upon the conversion of an aggregate of $45,906 of unpaid principal and accrued interest due under the promissory note, which represented the entire amount outstanding under the note. We recorded a loss on debt conversion of $65,493 on this transaction.

During the three months ended September 30, 2014, we issued to four investors 2,673,231 shares of restricted common stock through the cash exercise of eight warrants for $259,474 of cash at an average exercise price of approximately $0.10 per share. As an inducement to those investors, we issued them replacement warrants to acquire up to an aggregate of 2,673,231 shares of common stock on the same terms as the warrants they exercised.

During the three months ended September 30, 2014, we issued and sold to three accredited investors units consisting of (a) one hundred thousand (100,000) restricted shares of our common stock, par value $.001 per share, at prices per share ranging from $0.091 to $0.094 and (b) a five-year warrant to purchase fifty thousand (50,000) shares of common stock at exercise prices ranging from $0.136 to $0.143 per share. In total, the investors purchased for cash an aggregate of $90,000 of units. The investors acquired an aggregate of 974,982 shares of common stock and warrants to acquire up to an aggregate of 487,491 shares of Common Stock.

6. EQUITY TRANSACTIONS

COMMON STOCK AND WARRANTS

Aethlon Medical, Inc. Equity Transactions in the Fiscal Year Ended March 31, 2014

Common Stock Issuances in the Fiscal Year Ended March 31, 2014:

In June 2013, we completed a unit subscription agreement with three accredited investors pursuant to which we issued 1,580,248 shares of our common stock and 790,124 warrants to purchase our common stock for net cash proceeds of $128,000. Such warrants have an exercise price of $0.121 per share.

In June 2013, we issued to our CEO the remaining 3,400,000 shares under his restricted share grant, all of which were vested.

During the three months ended June 30, 2013, we issued 3,675,278 shares of restricted common stock to the holders of three notes issued by the Company in exchange for the partial conversion of principal and interest in an aggregate amount of $246,500 at an average conversion price of $0.07 per share.

During the three months ended June 30, 2013, we issued 222,734 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.10 per share in payment for legal services valued at $21,750 based on the value of the services provided.

In August 2013, we completed a unit subscription agreement with four accredited investors (the “Purchasers”) pursuant to which we issued 900,901 shares of our common stock and 450,451 warrants to purchase our common stock in exchange for net cash proceeds of $100,000. Such warrants have an exercise price of $0.167 per share.

During the three months ended September 30, 2013, we issued 933,522 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.14 per share in payment for legal and scientific consulting services valued at $127,593 based on the value of the services provided.

During the three months ended September 30, 2013, we issued 1,168,343 shares of restricted common stock at an average price of $0.10 per share in payment for investor relations and public relations services valued at $115,000 based on the value of the services provided.

During the three months ended September 30 2013, we issued 2,795,367 shares of restricted common stock to the holders of four notes issued by the Company in exchange for the partial or full conversion of principal and interest in an aggregate amount of $173,960 at an average conversion price of $0.06 per share.

During the three months ended December 31, 2013, we entered into a unit purchase agreement and subscription agreements with 32 accredited investors pursuant to which we issued 14,367,200 shares of our common stock and warrants to purchase our common stock for gross cash proceeds of $1,795,900. Such warrants have an exercise price of $0.22 per share. A FINRA registered broker-dealer was engaged as placement agent in connection with the above Unit Purchase Agreement. We paid the placement agent an aggregate cash fee in the amount of $270,508 and will issue the placement agent or its designees warrants to purchase an aggregate of 2,155,080 shares of our common stock. We also paid $78,360 in other costs and fees, including legal fees, blue sky fees and escrow costs. The net proceeds that we received totaled $1,447,032.

During the three months ended December 31 2013, we issued 1,465,200 shares of restricted common stock to the holders of two notes issued by us in exchange for the partial or full conversion of accrued interest in an aggregate amount of $80,000 at an average conversion price of $0.05 per share.

During the three months ended March 31 2014, we issued 2,638,179 shares of restricted common stock to the holders of five notes issued by us in exchange for the partial or full conversion of accrued interest in an aggregate amount of $226,316 at an average conversion price of $0.09 per share.

During the three months ended March 31, 2014, we issued 346,770 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.19 per share in payment for legal services valued at $65,250 based on the value of the services provided.

During the three months ended March 31, 2014, we issued 399,781 shares of restricted common stock at an average price of $0.16 per share in payment for investor relations and public relations services valued at $62,500 based on the value of the services provided.

On March 31, 2014, we entered into extension agreements with three noteholders (see Note 5). In conjunction with the extension agreements, we agreed to issue to the noteholders an aggregate 4,507,105 shares of restricted common stock as a result of the noteholders invoking the antidilution protection on their notes.

In March 2014, a former director exercised 182,927 in vested stock options through the contribution of $2,000 in cash and $13,000 in accrued expenses owed to him based on the exercise price of $0.082 per share.

During the fiscal year ended March 31, 2014, we issued 12,716,225 shares of restricted common stock in connection with cashless warrant exercises discussed elsewhere in this footnote.

Exosome Sciences, Inc. Equity Transactions in the Fiscal Year Ended March 31, 2014

On November 21, 2013, ESI, prior to the transaction described herein, a wholly owned diagnostic subsidiary of ours, entered into a stock purchase agreement with twelve accredited investors pursuant to which such investors purchased an aggregate of 220,000 shares of ESI’s common stock at a purchase price of $5.00 per share, for an aggregate purchase price of $1,100,000 in cash.

On December 13, 2013, ESI entered into a second stock purchase agreement with three accredited investors , pursuant to which such investors purchased an aggregate of 80,000 shares of ESI’s common stock at a purchase price of $5.00 per share, for an aggregate purchase price of $400,000 in cash.

The aggregate gross proceeds received by ESI under these two transactions above were $1,500,000. As a result of these transactions the Company’s percentage ownership of the outstanding common stock of ESI was reduced from 100% to 80%.

One of the investors was Dr. Chetan Shah, a director of the Company. Dr. Shah purchased 70,000 ESI shares for an aggregate purchase price of $350,000.

Common Stock Issuances in the Fiscal Year Ended March 31, 2013:

During the fiscal year ended March 31, 2013, we issued 22,829,754 shares of restricted common stock to holders of notes issued by the Company in exchange for the partial or full conversion of principal and interest of several notes payable in an aggregate amount of $1,707,052 at an average conversion price of $0.07 per share based upon the conversion formulae in the respective notes.

During the fiscal year ended March 31, 2013, we issued 1,932,808 restricted shares of common stock to service providers for investor relations, corporate communications and business development services valued at $170,849 based upon the fair value of the shares issued. The average issuance price on the restricted share issuances was approximately $0.09 per share.

During the fiscal year ended March 31, 2013, we issued 963,373 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.09 per share in payment for scientific consulting services valued at $88,186 based on the value of the services provided.

On April 5, 2012, we completed a unit subscription agreement with one accredited investor (the “Purchaser”) pursuant to which we issued 2,500,000 shares of our common stock and 1,250,000 warrants to purchase our common stock for net cash proceeds of $200,000. Such warrants have an exercise price of $0.125 per share.

On June 19, 2012, we completed a unit subscription agreement whereby we issued 8,222,222 shares of our common stock and 4,111,111 warrants to purchase our common stock at an exercise price of $0.108 per share in exchange for net cash proceeds of $592,000.

On June 26, 2012, we completed a unit subscription agreement whereby we issued 139,821 shares of our common stock and 69,911 warrants to purchase our common stock at an exercise price of $0.107 per share in exchange for net cash proceeds of $10,000.

In July 2012, we issued 461,409 shares of common stock to the holder of a $25,000 October & November 2009 10% Convertible Note (See Note 5) in exchange for the value of the principal and related accrued interest of $8,000 under the same terms that we used to sell units consisting of one share of common stock and one-half of a stock purchase warrant on June 29, 2012 (See Note 6). As part of that structure, the noteholder also received seven year warrants to purchase 230,705 shares of our common stock at an exercise price of $0.107 per share.

On August 29, 2012, we completed a unit subscription agreement with seven accredited investors pursuant to which we issued 3,387,500 shares of our common stock and 1,693,750 warrants to purchase our common stock in exchange for net cash proceeds of $271,000.Such warrants have an exercise price of $0.12 per share.

Between October 2012 and December 2012, we completed several unit subscription agreements with several accredited investors pursuant to which we issued 7,878,580 shares of our common stock and 3,939,292 warrants to purchase our common stock for net cash proceeds of $498,000. Such warrants have an exercise price based upon 120% of the average of the closing prices of our common stock for the five-day period immediately preceding the respective investment transaction date.

In January 2013, we issued 246,429 shares of restricted common stock to the owner of a patent as a patent license payment valued at $17,250.

Between January 2013 and March 2013, we completed several unit subscription agreements with several accredited investors pursuant to which we issued 7,596,423 shares of our common stock and 3,798,219 warrants to purchase our common stock for net cash proceeds of $538,834. Such warrants have an exercise price based upon 120% of the average of the closing prices of our common stock for the five-day period immediately preceding the respective investment transaction date.

A summary of the aggregate warrant activity for the years ended March 31, 2014 and 2013 is presented below:

	Year Ended March 31,
	2014		2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	75,647,294	$0.11	59,807,849	$0.14
Granted	14,530,519	$0.18	16,710,445	$0.11
Exercised	(12,716,225)	$0.08	–	$–
Cancelled/Forfeited	(6,752,113)	$0.11	(871,000)	$0.25
Outstanding, end of year	70,709,475	$0.10	75,647,294	$0.11
Exercisable, end of year	70,709,475	$0.10	75,647,294	$0.11
Weighted average estimated fair value of warrants granted		$0.09		$0.07

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2014	2013
Risk free interest rate	1.3%-2.04%	0.86%-1.56%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	91.2% - 98.5%	90.3% - 94.3%
Expected dividends	None	None

The detail of the warrants outstanding and exercisable as of March 31, 2014 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.10 or Below	37,094,795	2.42	$0.05	37,094,795	$0.05
$0.11 - $0.19	21,876,000	4.74	$0.13	21,876,000	$0.13
$0.20 - $0.25	11,738,680	5.05	$0.21	11,738,680	$0.21
	70,709,475			70,709,475

STOCK OPTIONS:

2000 STOCK OPTION PLAN

Our 2000 Stock Option Plan (the "Plan"), adopted by us in August 2000, provides for the grant of incentive stock options ("ISOs") to our full-time employees (who may also be directors) and nonstatutory stock options ("NSOs") to non-employee directors, consultants, customers, vendors or providers of significant services. The exercise price of any ISO may not be less than the fair market value of our common stock on the date of grant or, in the case of an optionee who owns more than 10% of the total combined voting power of all classes of our outstanding common stock, not be less than 110% of the fair market value on the date of grant. The exercise price, in the case of any NSO, must not be less than 75% of the fair market value of our common stock on the date of grant. The amount reserved under the Plan is 500,000 options.

At March 31, 2012, all of the grants previously made under the Plan had expired and 10,000 restricted shares had been issued under the 2000 Stock Option Plan, with 490,000 available for future issuance.

2003 CONSULTANT STOCK PLAN

Our 2003 Consultant Stock Plan, as amended from time to time (the "Stock Plan"), adopted by us in August 2003, advances our interests by helping us obtain and retain the services of persons providing consulting services upon whose judgment, initiative, efforts and/or services we are substantially dependent, by offering to or providing those persons with incentives or inducements affording such persons an opportunity to become owners of our common stock. Over several years, we issued 7,500,000 shares under the Stock Plan and discontinued using the Stock Plan in October 2012.

2010 STOCK INCENTIVE PLAN

In August 2010, we adopted the 2010 Stock Incentive Plan (the "Incentive Plan"), which provides incentives to attract, retain and motivate employees and directors whose present and potential contributions are important to the success of the Company by offering them an opportunity to participate in our future performance through awards of options, the right to purchase common stock, stock bonuses and stock appreciation rights and other awards. A total of 3,500,000 common shares were initially reserved for issuance under the Incentive Plan.

In August 2010, we filed a registration statement on Form S-8 for the purpose of registering 3,500,000 common shares issuable under the Incentive Plan under the Securities Act of 1933 and in July 2012, we filed a registration statement on Form S-8 for the purpose of registering an additional 5,000,000 common shares issuable under the Incentive Plan under the Securities Act of 1933.

In May 2013, we issued to a scientific advisory board member and a scientific consultant a three year option to purchase 125,000 shares of our common stock at a price of $0.11 per share.

At March 31, 2014, we had 2,445,626 shares available under the Incentive Plan.

2012 DIRECTORS COMPENSATION PROGRAM

In July 2012, our Board of Directors approved a new Board Compensation Program (the “New Program”), which modifies and supersedes the 2005 Directors Compensation Program (the “2005 Program”) that was previously in effect. Under the New Program, in which only non-employee Directors may participate, an eligible Director will receive a grant of $35,000 worth of ten year options to acquire shares of our common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. In addition, under the New Program, eligible Directors will receive cash compensation equal to $500 for each committee meeting attended and $1,000 for each formal Board meeting attended.

In the fiscal year ended March 31, 2013, our Board of Directors granted under the New Program, to our four outside directors, ten year options to acquire an aggregate of 1,667,105 shares of our common stock, all with an exercise price of $0.076 per share.

In the fiscal year ended March 31, 2014, our Board of Directors granted under the New Program, to our five outside directors, ten year options to acquire an aggregate of 1,595,536 shares of our common stock, all with an exercise price of $0.082 per share.

At March 31, 2014 under the 2005 Program, we had issued 1,337,825 options to outside directors and 3,965,450 options to employee-directors. Of such amounts, 514,550 outside directors’ options had been forfeited, 250,000 outside directors’ options had been exercised, and 3,671,550 options remained outstanding.

On June 6, 2014, our Board of Directors approved certain changes to the New Program. Under the modified New Program, a new eligible Director will receive an initial grant of $50,000 worth of options to acquire shares of our common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant. In addition, at the beginning of each fiscal year, each existing Director eligible to participate in the modified New Program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, under the modified New Program eligible Directors will receive an annual Board cash retainer fee of $30,000. The modified New Program also provides for the following annual cash retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000, and Lead independent director - $15,000.

STAND-ALONE GRANTS

From time to time our Board of Directors grants restricted stock or common share purchase options or warrants to selected directors, officers, employees and consultants as equity compensation to such persons on a stand-alone basis outside of any of our formal stock plans. The terms of these grants are individually negotiated.

On June 8, 2009, our board of directors approved the grant to Mr. Joyce of 4,000,000 shares of restricted common stock at a price per share of $0.24, the vesting and issuance of which occurred in equal installments over a thirty-six-month period that commenced on June 30, 2010. Mr. Joyce may, from time to time, defer acceptance of the shares. However, all shares must be issued and accepted by Mr. Joyce by the expiration of the thirty-six-month vesting period. Mr. Joyce has accepted all 4,000,000 shares of the grant. However, the 600,000 shares previously accepted by Mr. Joyce were pledged as collateral for a loan and have been retained and/or sold by the lender and are no longer owned by Mr. Joyce.

In July 2013, our compensation committee and Board of Directors approved the issuance of four stock option grants to four of our executives. The options carried an exercise price of $0.10 per share, have a ten year life and vest over the following schedule: 25% on July 1, 2014, 25% on July 1, 2015, 25% on July 1, 2016 and 25% on July 1, 2017. The numbers of shares underlying each of the stock option grants were as follows: 2,000,000 shares to our chief executive officer and 500,000 shares each to our president, chief science officer and chief financial officer.

During the three months ended March 31, 2014, a former director exercised 182,927 in vested stock options through the contribution of $2,000 in cash and $13,000 in accrued expenses owed to him based on the exercise price of $0.082 per share.

As of March 31, 2014, we have issued 22,568,158 options (of which 3,368,942 have been exercised or cancelled) and authorized the issuance of 4,000,000 shares of restricted stock outside of the 2005 Directors Compensation Plan, the 2012 Directors Compensation Plan, the 2000 Stock Option Plan, the 2003 Consultant Stock Plan and the 2010 Incentive Stock Plan.

In the fiscal year ended March 31, 2014, our Board of Directors granted, to our five outside directors, ten year options to acquire an aggregate of 1,595,536 shares of our common stock, all with an exercise price of $0.082 per share.

The following is a summary of the stock options outstanding at March 31, 2014 and 2013 and the changes during the years then ended:

	Year Ended March 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	21,095,798	$0.28	19,428,693	$0.31
Granted	5,220,536	$0.09	1,667,105	$0.08
Exercised	182,927	$0.08	–	$–
Cancelled/Forfeited	–	$–	–	$–
Outstanding, end of year	26,133,407	$0.25	21,095,798	$0.28
Exercisable, end of year	22,487,563	$0.27	19,141,625	$0.29
Weighted average estimated fair value of options granted		$0.13		$0.08

The following outlines the significant weighted average assumptions used to estimate the fair value with respect to stock options utilizing the Binomial Lattice option pricing model for the years ended March 31, 2014 and March 31, 2013:

	Year Ended March 31,
	2014	2013
Risk free interest rate	0.38% to 2.65%	1.44%
Average expected life	3 to 10 years	10 years
Expected volatility	91.05% to 102.67%	117.53%
Expected dividends	None	None

The detail of the options outstanding and exercisable as of March 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.08 - $0.11	6,704,714	9.68 years	$0.09	3,204,714	$0.08
$0.21 - $0.25	11,207,143	4.28 years	$0.24	11,061,299	$0.24
$0.36 - $0.41	8,221,550	2.68 years	$0.38	8,221,550	$0.38
	26,133,407			22,487,563

We recorded stock-based compensation expense related to share issuances and to options granted totaling $607,946 and $765,273 for the fiscal years ended March 31, 2014 and 2013, respectively. These expenses were recorded as stock compensation included in payroll and related expenses in the accompanying consolidated statement of operations for the years ended March 31, 2014 and 2013.

Our total stock-based compensation for fiscal years ended March 31, 2014 and 2013 included the following:

	March 31, 2014	March 31, 2013
Vesting of restricted stock grant	$64,444	$386,668
Incremental fair value of option modifications	1,914	23,027
Vesting of stock options	541,588	355,578
Total Stock-Based Compensation	$607,946	$765,273

As of March 31, 2014, we had $270,952 of remaining unrecognized stock option expense, which is expected to be recognized over a weighted average remaining vesting period of 2.07 years.

On March 31, 2014, our stock options had a negative intrinsic value since the closing price on that date of $0.17 per share was below the weighted average exercise price of our stock options.